Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets:
Natural gas and oil properties, net	$ 2,718,258	$ 2,490,375
Property, plant and equipment, net	455,083	456,208
Intangible assets	15,664	19,351
Restricted cash	36,374	25,057
Derivative financial instruments	39,617	24,401
Deferred tax asset	248,868	144,860
Other non-current assets	13,637	9,172
Total non-current assets	3,527,501	3,169,424
Current assets:
Trade receivables, net	180,017	190,207
Cash and cash equivalents	3,483	3,753
Restricted cash	18,602	11,195
Derivative financial instruments	70,313	87,659
Other current assets	16,547	11,784
Total current assets	288,962	304,598
Total assets	3,816,463	3,474,022
Shareholders' equity:
Share capital	12,793	12,897
Share premium	1,208,192	1,208,192
Treasury reserve	(109,322)	(102,470)
Share-based payment and other reserves	15,889	14,442
Retained earnings (accumulated deficit)	(591,624)	(547,255)
Equity attributable to owners of the parent	535,928	585,806
Non-controlling interest	12,370	12,604
Total equity	548,298	598,410
Non-current liabilities:
Asset retirement obligations	510,935	501,246
Leases	29,309	20,559
Borrowings	1,442,986	1,075,805
Deferred tax liability	10,879	13,654
Derivative financial instruments	611,576	623,684
Other non-current liabilities	4,491	2,224
Total non-current liabilities	2,610,176	2,237,172
Current liabilities:
Trade and other payables	60,482	53,490
Taxes payable	42,624	50,226
Leases	13,712	10,563
Borrowings	211,574	200,822
Derivative financial instruments	99,790	45,836
Other current liabilities	229,807	277,503
Total current liabilities	657,989	638,440
Total liabilities	3,268,165	2,875,612
Total equity and liabilities	$ 3,816,463	$ 3,474,022